Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Form 5500 Caption, Net Assets [Abstract]
Net assets available for plan benefits per the financial statements	$ 11,684,160	$ 10,264,141
Deemed distribution of participants loans	(1,217)	(776)
Net assets available for plan benefits per the Form 5500	11,682,944	$ 10,263,365
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in assets available for plan benefits per the financial statements	1,420,018
Deemed distribution of participants loans	(440)
Net increase in assets available for plan benefits per the Form 5500	$ 1,419,579